Offerings	Jul. 01, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	2.17
Maximum Aggregate Offering Price	$ 4,340,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 664.45
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of common stock (“Common Stock”) of Massimo Group (the “Registrant”) that become issuable under the Registrant’s 2024 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction.Estimated solely for the purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act based upon the average of the high and low prices reported on The Nasdaq Capital Market per share of our Common Stock on June 25, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	(0)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of common stock (“Common Stock”) of Massimo Group (the “Registrant”) that become issuable under the Registrant’s 2024 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction.Shares of common stock issuable pursuant to Massimo Group 2024 Equity Incentive Plan have been previously registered on registration statement on Form S-8, as amended (File Nos. 333-278831) (the “Prior Registration Statement”). As described in more detail in the Explanatory Note, pursuant to Rule 429 under the Securities Act this Registration Statement is deemed to be a post-effective amendment to the Prior Registration Statement.